Columbia Select Large Cap Value Fund
First Quarter Report
August 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Select Large Cap Value Fund, August 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.3%
Issuer	Shares	Value ($)
Communication Services 7.0%
Diversified Telecommunication Services 4.2%
Verizon Communications, Inc.	2,503,854	104,611,020
Interactive Media & Services 2.8%
Alphabet, Inc., Class A	428,713	70,043,130
Total Communication Services		174,654,150
Consumer Discretionary 2.9%
Broadline Retail 0.0%
Qurate Retail, Inc.(a)	2,442,536	1,465,766
Specialty Retail 2.9%
Lowe’s Companies, Inc.	290,876	72,282,686
Total Consumer Discretionary		73,748,452
Consumer Staples 3.2%
Tobacco 3.2%
Philip Morris International, Inc.	643,344	79,317,882
Total Consumer Staples		79,317,882
Energy 10.2%
Energy Equipment & Services 2.3%
TechnipFMC PLC	2,153,745	57,806,516
Oil, Gas & Consumable Fuels 7.9%
Chevron Corp.	429,541	63,550,591
Marathon Petroleum Corp.	294,380	52,140,586
Williams Companies, Inc. (The)	1,755,450	80,346,946
Total		196,038,123
Total Energy		253,844,639
Financials 18.5%
Banks 11.3%
Bank of America Corp.	1,667,338	67,944,023
Citigroup, Inc.	1,093,277	68,482,871
JPMorgan Chase & Co.	332,111	74,658,553
Wells Fargo & Co.	1,216,233	71,113,144
Total		282,198,591
Capital Markets 2.3%
Morgan Stanley	559,669	57,987,305
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 4.9%
American International Group, Inc.	798,560	61,529,048
MetLife, Inc.	775,050	60,050,874
Total		121,579,922
Total Financials		461,765,818
Health Care 12.1%
Health Care Providers & Services 9.4%
Centene Corp.(a)	647,475	51,040,454
Cigna Group (The)	212,419	76,855,318
CVS Health Corp.	968,349	55,428,297
Humana, Inc.	144,869	51,351,715
Total		234,675,784
Pharmaceuticals 2.7%
Bristol-Myers Squibb Co.	1,332,590	66,562,870
Total Health Care		301,238,654
Industrials 11.9%
Aerospace & Defense 5.7%
Boeing Co. (The)(a)	407,366	70,775,769
RTX Corp.	578,635	71,368,841
Total		142,144,610
Ground Transportation 2.5%
CSX Corp.	1,847,922	63,328,287
Machinery 1.8%
Caterpillar, Inc.	129,541	46,129,550
Passenger Airlines 1.9%
Southwest Airlines Co.	1,606,549	46,461,397
Total Industrials		298,063,844
Information Technology 13.0%
Communications Equipment 2.3%
Cisco Systems, Inc.	1,137,814	57,505,119
Electronic Equipment, Instruments & Components 2.7%
Corning, Inc.	1,590,942	66,580,923
IT Services 1.9%
EPAM Systems, Inc.(a)	242,508	48,685,906

Columbia Select Large Cap Value Fund  | 2024

Portfolio of Investments  (continued)
Columbia Select Large Cap Value Fund, August 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 4.8%
Applied Materials, Inc.	278,216	54,880,888
QUALCOMM, Inc.	373,344	65,447,203
Total		120,328,091
Software 1.3%
Teradata Corp.(a)	1,130,436	31,923,513
Total Information Technology		325,023,552
Materials 5.5%
Metals & Mining 5.5%
Barrick Gold Corp.	3,431,344	69,278,835
Freeport-McMoRan, Inc.	1,522,216	67,403,725
Total		136,682,560
Total Materials		136,682,560
Real Estate 3.4%
Specialized REITs 3.4%
American Tower Corp.	379,863	85,112,104
Total Real Estate		85,112,104
Utilities 10.6%
Electric Utilities 7.8%
FirstEnergy Corp.	2,223,029	97,635,434
PG&E Corp.	4,886,268	96,259,479
Total		193,894,913
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 2.8%
AES Corp. (The)	4,127,500	70,704,075
Total Utilities		264,598,988
Total Common Stocks (Cost $1,551,153,773)		2,454,050,643

Preferred Stocks 0.1%
Issuer		Shares	Value ($)
Consumer Discretionary 0.1%
Broadline Retail 0.1%
Qurate Retail, Inc.	8.000%	51,180	2,222,236
Total Consumer Discretionary			2,222,236
Total Preferred Stocks (Cost $9,469,526)			2,222,236

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.521%(b),(c)	35,104,661	35,097,640
Total Money Market Funds (Cost $35,092,541)		35,097,640
Total Investments in Securities (Cost: $1,595,715,840)		2,491,370,519
Other Assets & Liabilities, Net		4,203,995
Net Assets		2,495,574,514
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.521%
	47,205,038	102,795,221	(114,901,214)	(1,405)	35,097,640	5,950	863,880	35,104,661
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Select Large Cap Value Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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